Vanguard® Massachusetts Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.0%)
Massachusetts (97.1%)
	Acton & Boxborough MA Regional School District GO	2.125%	3/1/2043	150	99
	Acton & Boxborough MA Regional School District GO	2.250%	3/1/2050	1,250	757
	Andover MA GO	2.000%	9/15/2034	1,075	926
	Andover MA GO	2.000%	9/15/2035	1,085	905
	Andover MA GO	2.000%	9/15/2036	1,085	876
	Andover MA GO	2.000%	9/15/2037	1,090	850
	Andover MA GO	2.000%	9/15/2039	1,110	805
	Andover MA GO	2.000%	9/15/2040	1,115	786
	Andover MA GO	2.000%	9/15/2041	1,025	697
	Andover MA GO	3.000%	12/1/2042	1,400	1,129
	Andover MA GO	3.000%	12/1/2043	1,375	1,087
	Andover MA GO	3.000%	12/1/2044	1,285	997
	Andover MA GO	4.000%	7/15/2052	580	507
	Arlington MA GO	2.000%	9/15/2040	2,790	1,960
	Arlington MA GO	2.000%	9/15/2041	2,800	1,895
	Ashland MA GO	3.000%	8/1/2047	3,180	2,345
	Ashland MA GO	2.250%	5/15/2051	1,930	1,133
	Ashland MA GO	3.000%	8/1/2052	2,890	2,002
	Attleboro MA GO	2.625%	10/15/2050	3,335	2,161
	Bedford MA GO	3.000%	9/15/2030	1,200	1,211
	Boston MA GO	2.000%	11/1/2036	2,250	1,820
	Boston MA GO	2.000%	11/1/2037	2,205	1,723
	Boston Water & Sewer Commission Water Revenue	3.000%	11/1/2041	3,000	2,418
	Braintree MA GO	1.750%	10/15/2032	1,755	1,483
	Braintree MA GO	1.750%	10/15/2033	1,600	1,304
	Braintree MA GO	1.750%	10/15/2034	1,600	1,260
	Braintree MA GO	2.000%	10/15/2036	2,160	1,731
	Braintree MA GO	3.000%	6/1/2037	395	351
	Braintree MA GO	4.000%	6/1/2042	625	586
[1]	Bridgewater-Raynham MA Regional School District GO	2.000%	2/1/2036	1,000	819
	Bristol County MA GO	4.000%	6/1/2051	7,000	6,024
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2042	4,425	4,161
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2043	4,600	4,269
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2044	4,400	4,044
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2046	3,905	3,495
[2]	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2047	500	443
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2048	5,570	4,897
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2051	6,120	5,274
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2052	3,500	3,002
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2053	6,145	5,245
	Brockton MA BAN GO	4.250%	10/9/2025	6,300	6,306
	Brockton MA GO	4.000%	8/1/2047	5,470	4,839
	Brockton MA GO	4.000%	8/1/2052	830	711
	Brookline MA GO	3.000%	3/15/2035	3,800	3,594
	Brookline MA GO	2.000%	2/15/2039	5,725	4,264
	Brookline MA GO	2.000%	2/15/2040	6,645	4,752
	Brookline MA GO	2.000%	2/15/2041	6,755	4,662
	Burlington MA GO	2.750%	1/15/2041	600	456
	Burlington MA GO	2.750%	1/15/2042	620	457
	Burlington MA GO	2.750%	1/15/2043	635	457
	Burlington MA GO	2.750%	1/15/2044	655	461
	Burlington MA GO	2.750%	1/15/2046	1,360	950
	Burlington MA GO	2.750%	1/15/2050	2,565	1,695
	Canton MA GO	2.500%	3/15/2038	150	121
	Central Berkshire MA Regional School District GO	3.000%	6/1/2032	1,125	1,116
	Central Berkshire MA Regional School District GO	3.000%	6/1/2038	1,400	1,217
	Central Berkshire MA Regional School District GO	3.000%	6/1/2040	720	594
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2029	400	403
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2039	1,385	1,358
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2049	3,250	2,949

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2054	5,490	4,880
Commonwealth of Massachusetts GO	5.000%	1/1/2033	4,000	4,186
Commonwealth of Massachusetts GO	5.250%	1/1/2033	1,340	1,439
Commonwealth of Massachusetts GO	5.000%	4/1/2033	3,775	3,889
Commonwealth of Massachusetts GO	5.000%	7/1/2033	3,495	3,549
Commonwealth of Massachusetts GO	5.000%	1/1/2034	4,000	4,173
Commonwealth of Massachusetts GO	5.000%	1/1/2034	685	781
Commonwealth of Massachusetts GO	2.000%	3/1/2034	3,670	3,171
Commonwealth of Massachusetts GO	2.000%	3/1/2035	400	336
Commonwealth of Massachusetts GO	3.000%	3/1/2035	1,215	1,162
Commonwealth of Massachusetts GO	5.000%	3/1/2035	595	671
Commonwealth of Massachusetts GO	5.000%	4/1/2035	7,000	7,173
Commonwealth of Massachusetts GO	3.000%	5/1/2035	6,540	6,233
Commonwealth of Massachusetts GO	5.000%	5/1/2035	2,445	2,721
Commonwealth of Massachusetts GO	3.000%	7/1/2035	230	218
Commonwealth of Massachusetts GO	5.000%	7/1/2035	2,875	3,283
Commonwealth of Massachusetts GO	3.000%	9/1/2035	13,000	12,473
Commonwealth of Massachusetts GO	5.000%	2/1/2036	10	10
Commonwealth of Massachusetts GO	3.000%	3/1/2036	1,220	1,142
Commonwealth of Massachusetts GO	5.000%	7/1/2036	3,380	3,603
Commonwealth of Massachusetts GO	5.000%	8/1/2036	7,800	8,694
Commonwealth of Massachusetts GO	5.000%	10/1/2036	175	191
Commonwealth of Massachusetts GO	5.000%	11/1/2036	500	554
Commonwealth of Massachusetts GO	5.000%	7/1/2037	1,315	1,391
Commonwealth of Massachusetts GO	5.000%	8/1/2037	8,650	9,526
Commonwealth of Massachusetts GO	5.000%	10/1/2037	910	982
Commonwealth of Massachusetts GO	5.000%	11/1/2037	6,150	6,737
Commonwealth of Massachusetts GO	5.000%	3/1/2038	4,525	4,930
Commonwealth of Massachusetts GO	5.000%	8/1/2038	10,000	10,873
Commonwealth of Massachusetts GO	5.000%	9/1/2038	4,000	4,126
Commonwealth of Massachusetts GO	3.000%	11/1/2038	750	656
Commonwealth of Massachusetts GO	5.000%	11/1/2038	6,850	6,995
Commonwealth of Massachusetts GO	5.000%	11/1/2038	3,735	4,043
Commonwealth of Massachusetts GO	5.000%	12/1/2038	15	15
Commonwealth of Massachusetts GO	3.250%	2/1/2039	125	113
Commonwealth of Massachusetts GO	5.000%	5/1/2039	610	631
Commonwealth of Massachusetts GO	3.000%	7/1/2039	8,310	7,158
Commonwealth of Massachusetts GO	5.000%	8/1/2039	4,135	4,426
Commonwealth of Massachusetts GO	3.000%	11/1/2039	3,605	3,081
Commonwealth of Massachusetts GO	2.000%	3/1/2040	5,000	3,546
Commonwealth of Massachusetts GO	5.000%	3/1/2040	2,430	2,590
Commonwealth of Massachusetts GO	5.000%	7/1/2040	200	207
Commonwealth of Massachusetts GO	5.000%	8/1/2040	16,000	16,988
Commonwealth of Massachusetts GO	3.000%	11/1/2040	7,170	6,004
Commonwealth of Massachusetts GO	5.000%	11/1/2040	2,795	2,981
Commonwealth of Massachusetts GO	5.000%	12/1/2040	305	326
Commonwealth of Massachusetts GO	3.000%	2/1/2041	245	201
Commonwealth of Massachusetts GO	3.000%	4/1/2041	9,200	7,551
Commonwealth of Massachusetts GO	5.000%	5/1/2041	4,500	4,608
Commonwealth of Massachusetts GO	5.000%	7/1/2041	2,895	2,984
Commonwealth of Massachusetts GO	3.000%	11/1/2041	9,200	7,497
Commonwealth of Massachusetts GO	5.000%	1/1/2042	5,550	5,804
Commonwealth of Massachusetts GO	4.000%	2/1/2042	9,450	8,771
Commonwealth of Massachusetts GO	5.250%	4/1/2042	1,590	1,615
Commonwealth of Massachusetts GO	5.000%	5/1/2042	10,000	10,197
Commonwealth of Massachusetts GO	5.000%	5/1/2042	3,200	3,336
Commonwealth of Massachusetts GO	5.000%	6/1/2042	9,715	10,235
Commonwealth of Massachusetts GO	3.000%	11/1/2042	2,275	1,805
Commonwealth of Massachusetts GO	5.000%	11/1/2042	14,605	15,305
Commonwealth of Massachusetts GO	2.500%	3/1/2043	990	705
Commonwealth of Massachusetts GO	5.000%	5/1/2043	3,530	3,588
Commonwealth of Massachusetts GO	5.250%	9/1/2043	27,750	28,423
Commonwealth of Massachusetts GO	5.250%	1/1/2044	9,705	9,942
Commonwealth of Massachusetts GO	5.000%	5/1/2044	2,000	2,026
Commonwealth of Massachusetts GO	5.000%	8/1/2044	3,280	3,415
Commonwealth of Massachusetts GO	5.000%	5/1/2045	135	139
Commonwealth of Massachusetts GO	5.000%	6/1/2045	3,885	4,024
Commonwealth of Massachusetts GO	3.000%	9/1/2046	1,515	1,121
Commonwealth of Massachusetts GO	5.000%	11/1/2046	3,265	3,325
Commonwealth of Massachusetts GO	3.000%	3/1/2047	10,120	7,396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	6/1/2047	11,155	11,468
	Commonwealth of Massachusetts GO	5.250%	10/1/2047	3,500	3,624
	Commonwealth of Massachusetts GO	3.000%	4/1/2048	2,685	1,938
	Commonwealth of Massachusetts GO	3.000%	7/1/2048	1,285	926
	Commonwealth of Massachusetts GO	5.000%	1/1/2049	10,000	10,170
	Commonwealth of Massachusetts GO	3.000%	3/1/2049	6,255	4,468
	Commonwealth of Massachusetts GO	3.000%	4/1/2049	6,005	4,286
	Commonwealth of Massachusetts GO	5.000%	8/1/2049	10,000	10,227
	Commonwealth of Massachusetts GO	2.750%	3/1/2050	9,010	6,071
	Commonwealth of Massachusetts GO	2.000%	4/1/2050	5,780	3,194
	Commonwealth of Massachusetts GO	5.000%	10/1/2050	5,000	5,065
	Commonwealth of Massachusetts GO	5.000%	11/1/2050	8,595	8,655
	Commonwealth of Massachusetts GO	2.125%	4/1/2051	6,700	3,757
	Commonwealth of Massachusetts GO	5.000%	10/1/2051	13,550	13,705
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	9,085	9,150
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	17,000	17,159
	Commonwealth of Massachusetts GO	5.250%	10/1/2052	4,665	4,799
	Commonwealth of Massachusetts GO	5.000%	11/1/2052	3,000	3,022
	Commonwealth of Massachusetts GO	5.000%	8/1/2053	16,240	16,451
	Commonwealth of Massachusetts GO	5.000%	10/1/2053	5,000	5,040
	Commonwealth of Massachusetts GO	5.000%	12/1/2053	3,220	3,263
	Commonwealth of Massachusetts GO	5.000%	1/1/2054	41,355	41,831
	Commonwealth of Massachusetts GO	5.000%	5/1/2054	2,500	2,530
	Commonwealth of Massachusetts GO	5.000%	8/1/2054	2,990	3,026
	Commonwealth of Massachusetts GO	5.000%	4/1/2055	22,250	22,588
[3]	Commonwealth of Massachusetts GO TOB VRDO	3.900%	9/2/2025	2,705	2,705
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2037	680	728
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.000%	6/1/2039	4,545	3,817
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2039	5	5
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2040	11,235	11,736
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2041	3,000	3,103
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2042	500	513
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2043	665	679
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2044	4,385	4,531
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.250%	6/1/2043	3,930	4,003
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2049	30,000	30,058
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2037	500	518
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2041	6,125	6,232
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2050	29,690	29,785
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2051	2,800	2,840
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	20,000	20,166
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	14,775	14,963
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	2,450	2,479
[3]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	3.900%	9/2/2025	4,000	4,000
	Dedham MA GO	3.000%	6/1/2035	880	827
	Dedham MA GO	3.000%	6/1/2036	880	805
	Dennis - Yarmouth Regional School District GO	2.125%	10/1/2043	1,105	714
	Dennis - Yarmouth Regional School District GO	2.250%	10/1/2046	3,615	2,277
	East Longmeadow MA GO	4.000%	11/1/2049	10,000	8,637
	East Longmeadow MA GO	4.000%	11/1/2054	15,000	12,682
	Easthampton MA GO	3.000%	6/1/2037	1,190	1,069
	Easthampton MA GO	3.000%	6/1/2038	2,200	1,923
	Easthampton MA GO	3.000%	6/1/2039	70	60
	Easton MA GO	2.000%	10/15/2037	265	206
	Easton MA GO	2.125%	10/15/2038	1,155	878
	Easton MA GO	2.250%	10/15/2040	810	592
	Easton MA GO	2.250%	10/15/2041	615	435
	Easton MA GO	2.500%	10/15/2046	2,390	1,595
	Everett MA GO	2.000%	1/15/2037	295	229
	Fall River MA GO	3.000%	12/1/2036	2,265	2,051
	Fall River MA GO	3.000%	12/1/2037	2,335	2,060
	Fall River MA GO	2.500%	12/1/2039	100	78
	Fall River MA GO	2.000%	12/1/2040	155	108
	Fall River MA GO	2.000%	12/1/2043	105	66
	Foxborough MA GO	3.000%	5/15/2041	1,590	1,292
	Framingham MA GO	3.000%	12/15/2035	900	831
	Framingham MA GO	2.000%	12/15/2039	1,215	869
	Framingham MA GO	2.000%	12/15/2040	1,235	860

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Framingham MA GO	2.000%	12/15/2041	1,245	837
[2]	Gardner MA GO	2.000%	8/1/2039	1,230	889
[2]	Gardner MA GO	2.125%	8/1/2046	1,160	700
	Gardner MA GO	4.125%	1/15/2048	2,930	2,600
	Gloucester MA GO	2.000%	9/15/2040	855	600
	Gloucester MA GO	2.125%	9/15/2042	885	591
	Gloucester MA GO	2.125%	9/15/2043	655	426
	Gloucester MA GO	4.000%	9/1/2046	815	727
	Greater Fall River Vocational School District (Massachusetts State Qualified Bond Program) GO	5.000%	6/1/2042	3,370	3,504
	Greater Fall River Vocational School District (Massachusetts State Qualified Bond Program) GO	5.000%	6/1/2043	3,000	3,096
	Greater Fall River Vocational School District (Massachusetts State Qualified Bond Program) GO	5.000%	6/1/2045	3,935	4,020
	Hingham MA GO	2.000%	2/15/2040	4,000	2,843
	Hudson MA BAN GO	5.250%	6/11/2026	1,000	1,012
	Lawrence MA GO	2.250%	2/1/2038	1,755	1,405
	Lawrence MA GO	3.000%	2/1/2049	3,790	2,652
	Lawrence MA GO	4.125%	6/1/2051	2,165	1,895
	Lawrence MA GO	4.125%	6/1/2052	2,175	1,896
	Leominster MA GO	3.000%	3/1/2042	125	97
	Leominster MA GO	3.000%	3/1/2052	4,000	2,729
	Lexington MA GO	3.250%	2/1/2038	1,410	1,295
	Lexington MA GO	3.625%	2/1/2049	450	361
	Lincoln MA GO	3.250%	3/1/2040	1,150	996
	Lincoln MA GO	3.500%	3/1/2044	1,100	909
	Littleton MA GO	3.250%	6/15/2038	205	184
	Longmeadow MA GO	2.000%	5/15/2033	1,390	1,235
	Lowell MA GO	3.000%	9/1/2034	1,325	1,262
	Lowell MA GO	3.000%	9/1/2036	2,100	1,915
	Lowell MA GO	3.000%	9/1/2040	1,500	1,234
	Lowell MA GO	4.000%	9/1/2040	2,155	2,058
	Lowell MA GO	3.000%	9/1/2041	1,545	1,236
	Lowell MA GO	4.000%	9/1/2041	2,365	2,253
	Lowell MA GO	2.125%	9/1/2042	1,040	695
	Lowell MA GO	2.125%	9/1/2042	1,715	1,146
	Lowell MA GO	4.000%	9/1/2042	1,160	1,090
	Lowell MA GO	2.125%	9/1/2043	895	581
	Lowell MA GO	4.000%	9/1/2043	1,365	1,265
	Lowell MA GO	4.000%	8/1/2047	4,855	4,295
	Lowell MA GO	4.000%	9/1/2048	5,295	4,649
	Lowell MA GO	4.250%	9/1/2048	705	640
	Lowell MA GO	4.250%	9/1/2053	5,550	4,910
	Ludlow MA GO	3.000%	2/1/2049	250	174
	Lynn MA GO	3.125%	3/1/2044	435	336
	Lynn MA GO	4.000%	9/1/2050	2,230	1,932
	Lynn MA GO	4.000%	9/1/2051	2,170	1,868
	Lynn MA GO	4.000%	9/1/2054	7,495	6,361
	Lynnfield MA GO	4.000%	2/1/2045	1,245	1,118
	Marblehead MA GO	3.000%	8/1/2039	500	420
	Marlborough MA GO	2.000%	5/15/2033	1,510	1,348
[1]	Marthas Vineyard Land Bank Miscellaneous Revenue	5.000%	5/1/2036	500	511
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/2041	1,790	1,458
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2052	10,000	10,046
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2028	7,000	6,460
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2029	3,000	2,680
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	2,480	2,704
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2033	4,500	5,083
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2036	125	126
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	3,000	3,387
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	10,000	11,135
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	4,785	5,200
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	5,890	5,987
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	2,470	2,613
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	1,000	1,020
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	4,805	4,997
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	5,000	5,243
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	2,355	2,435
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	2,460	2,548
	Massachusetts Bay Transportation Authority Sales Tax Revenue	2.500%	7/1/2046	240	156
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2048	2,835	2,929
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2051	1,640	1,419
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2053	6,340	5,444

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	12,915	13,265
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2054	10,000	10,364
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	2.750%	9/3/2025	3,970	3,970
	Massachusetts Bay Transportation Authority Transit Revenue VRDO, Prere.	2.620%	9/1/2025	3,110	3,110
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/2039	240	201
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/2039	4,865	5,045
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/2040	1,635	1,333
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2039	3,750	4,107
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2042	1,725	1,827
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2043	3,305	3,477
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2044	3,500	3,662
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2045	3,325	3,464
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	7,110	6,699
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/2027	1,590	1,613
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/2033	2,925	2,925
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/2037	2,060	2,062
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/2040	1,285	1,216
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/2046	2,500	2,092
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	1,510	1,550
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	775	792
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	1,550	1,586
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	10	10
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	255	266
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	4,540	4,728
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	575	599
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,575	1,628
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,300	1,328
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,220	1,236
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2029	4,725	4,903
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2029	600	633
[5]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/2029	1,150	1,235
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2029	340	337
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	2,120	2,162
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,640	1,708
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2030	520	554
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2030	355	349
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	1,500	1,525
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	715	742
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2030	165	165
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	1,080	1,105
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2031	500	509
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2031	200	214
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2031	370	359
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2031	1,185	1,205
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	1,500	1,541
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	250	267
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	145	148
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	265	271
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	4,000	4,569
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2032	965	966
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	125	127
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/2032	6,915	7,921
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2033	305	312
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2033	150	154
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	1,265	1,392
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	5,000	5,745
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2033	1,225	1,226
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2034	700	708
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	100	115
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	715	724
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	880	885
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	5,000	5,763
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2034	1,285	1,285
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	1,895	1,902
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2035	1,000	1,017
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2035	290	293
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	60	54
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	1,065	1,084
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	275	276
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	5,000	5,722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	4,000	4,582
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2035	175	175
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	540	539
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	7,000	7,972
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	630	638
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	825	836
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	9,375	9,770
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2036	1,750	1,743
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	3,085	3,089
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	1,160	1,164
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	300	294
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	4,000	4,506
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2036	300	301
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2037	500	505
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2037	725	727
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2037	40	40
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2037	175	179
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2037	3,095	2,681
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2037	3,750	4,176
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2037	545	541
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2038	405	408
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2038	110	112
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2038	2,695	2,273
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	7,500	8,236
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2038	765	748
	Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/2039	1,585	1,728
[2]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	305	282
[2]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	2,985	2,756
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2039	5,480	5,435
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2039	1,065	1,052
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	1,650	1,551
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	4,855	5,284
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2039	480	463
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2040	170	170
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2040	535	593
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	13,865	15,408
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2040	2,660	2,583
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	4,640	4,291
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2041	4,640	3,785
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2042	300	287
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2042	5,355	5,346
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	2,110	2,048
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	250	245
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2043	6,185	6,212
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2043	2,500	2,322
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2043	5,990	5,437
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2044	4,955	4,597
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/2044	14,015	13,681
	Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/2044	1,225	1,029
	Massachusetts Development Finance Agency College & University Revenue	6.000%	1/1/2045	1,285	1,325
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	4,955	3,803
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	4,210	3,820
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2045	4,950	4,559
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	65	57
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	5,245	4,041
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2047	5,775	5,392
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2047	1,895	1,745
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2047	3,860	3,624
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2048	1,115	1,037
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2048	9,855	8,849
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2048	13,490	11,623
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	4,375	4,454
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	20,000	20,480
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2049	2,000	1,796
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	13,650	9,927
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2050	4,000	2,935
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2050	7,385	7,648
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2050	120	85
[2]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2051	10,370	8,458
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2053	4,175	3,739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2053	7,180	6,430
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2053	2,955	2,982
	Massachusetts Development Finance Agency College & University Revenue	6.000%	1/1/2055	13,715	13,925
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	32,620	33,540
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	1,585	1,597
	Massachusetts Development Finance Agency College & University Revenue	5.250%	7/1/2055	10,000	9,392
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	1,815	1,272
	Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/2059	11,130	11,590
[2]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/2059	6,075	6,600
	Massachusetts Development Finance Agency College & University Revenue PUT	3.300%	7/1/2028	5,320	5,395
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	46,345	52,303
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	23,795	27,095
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	33,145	37,723
[3]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	3.920%	9/2/2025	19,080	19,080
[6]	Massachusetts Development Finance Agency College & University Revenue VRDO	3.400%	9/2/2025	23,715	23,715
[6]	Massachusetts Development Finance Agency College & University Revenue VRDO	3.400%	9/2/2025	25,480	25,480
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	460	462
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2026	735	736
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	575	577
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	507
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,150	1,171
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,520	1,547
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,200	1,231
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	485	494
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	600	607
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,385	3,438
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,390	2,422
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,960	4,007
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,630	1,692
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2027	1,140	1,183
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,400	1,466
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	505	522
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	1,065	1,087
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	600	610
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,370	1,386
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,000	3,103
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,000	2,028
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2028	1,245	1,315
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	775	828
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	2,250	2,325
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	535	553
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	1,000	1,028
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	110	117
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,565	1,589
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	255	258
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,100	3,142
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,055	1,090
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	50	54
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2029	1,115	1,196
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/2029	900	902
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	560	579
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,665	2,742
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	5,395	5,660
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,450	3,495
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,470	2,546
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,350	1,458
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	150	163
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	705	712
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,100	1,178
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	4,000	4,416
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2030	665	719
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	1,000	1,098
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	290	300
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	2,870	2,915
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,021
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,013
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,120	2,144
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	770	812
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,495	2,678
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,150	1,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,030	2,259
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2031	695	754
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	2,510	2,784
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,010	1,077
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,200	1,223
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,505	2,630
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	12,770	14,227
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	890	897
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,210	1,299
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,345	2,628
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	445	445
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	500	500
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2032	705	767
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2032	2,635	2,937
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,690	1,792
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,880	1,953
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	650	700
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,065	1,175
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,270	1,364
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,230	1,377
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	9/1/2033	45	45
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2033	580	631
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2033	2,770	3,095
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,130	1,192
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	300	321
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	685	696
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	9,270	10,295
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,105
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,600	1,794
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	30	30
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2034	605	656
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2034	2,910	3,252
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	3,450	3,462
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	5,375	5,569
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	645	649
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	505	536
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	12,735	13,981
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,000	2,204
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,150	1,221
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,640	1,836
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	2,320	2,320
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2035	635	681
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	4,415	4,550
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,000	1,043
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,810	1,822
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	415	437
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,640	1,782
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,335	3,661
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2036	580	613
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	10	9
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	455	472
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	6,190	6,481
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	350	366
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,000	2,147
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2037	610	639
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2037	1,980	1,717
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,000	1,007
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	100	104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,650	1,743
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,685	2,864
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2038	1,995	1,693
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	4,040	4,113
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	275	281
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,350	1,409
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2039	2,045	1,700
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	2,000	2,064
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	3,850	4,024
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	3,155	3,158
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2040	1,000	1,048
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2041	445	401

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2041	485	437
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	1,270	1,173
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	22,170	20,140
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	3,990	3,675
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	18,055	17,420
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	4,910	4,932
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2041	1,000	1,035
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	18,190	18,280
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,000	1,715
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	1,970	2,042
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2042	1,000	1,025
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/2042	970	829
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,325	1,288
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	5,000	5,015
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	7,180	7,202
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,090	2,154
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	1,000	1,018
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	21,305	17,350
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	1,250	1,168
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	5	5
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	2,975	2,776
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	6,500	6,691
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	1,000	1,012
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2045	1,000	1,006
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	7,745	7,745
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2045	12,485	9,209
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	2,710	2,247
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/2046	15,865	15,903
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	145	119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	7,150	5,895
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2050	1,550	1,535
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2050	10,000	10,408
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	9/1/2050	960	982
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2051	1,450	1,167
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/2052	300	255
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	3/1/2054	8,445	7,210
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/2054	9,535	8,457
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	21,425	21,916
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	13,775	14,252
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	9/1/2055	2,000	2,026
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2057	8,530	7,614
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/2030	2,875	3,130
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	13,060	14,173
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.400%	9/2/2025	8,900	8,900
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.650%	9/2/2025	8,545	8,545
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.650%	9/2/2025	1,850	1,850
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/2030	955	1,057
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/2030	600	664
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/2030	300	332
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/2030	470	520
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/2030	2,150	2,380
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/2030	400	443
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/2030	735	814
[3,7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	3.330%	7/1/2049	3,750	3,750
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2032	500	488
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2033	320	307
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2034	345	325
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2034	315	297
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2037	825	731
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2039	1,015	855
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2039	840	707
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	2.300%	1/1/2042	1,472	1,002
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2042	950	807
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2050	3,920	3,076
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	11,500	11,077
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	4.250%	7/1/2034	1,450	1,436
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2044	5,265	4,899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2060	1,100	960
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2032	500	554
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2033	500	556
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2034	500	555
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2035	500	553
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2036	500	546
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2037	1,000	1,078
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2038	500	533
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.500%	6/1/2050	1,570	1,628
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2055	3,375	3,380
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2060	5,890	5,843
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2065	5,775	5,708
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2031	100	100
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2033	1,235	1,243
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2041	3,000	2,881
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	2,000	1,729
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2054	8,750	7,318
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2025	8,633	8,662
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2026	185	188
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2027	200	207
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2028	220	231
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2029	245	261
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2030	435	466
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2031	735	788
[2]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/2032	1,630	1,329
[2]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/2033	3,090	2,406
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2034	2,215	2,194
[2]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/2038	4,080	2,403
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2039	445	403
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	4/1/2041	4,985	4,629
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	1/1/2042	210	164
[5]	Massachusetts Development Finance Agency Miscellaneous Revenue	5.750%	1/1/2042	5,000	5,554
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2048	780	625
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/2051	2,040	1,291
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/2029	1,000	1,001
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/2031	500	500
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/2032	1,695	1,696
	Massachusetts Development Finance Agency Private Schools Revenue	4.250%	7/1/2054	3,950	3,403
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/2035	2,955	3,419
	Massachusetts Health & Educational Facilities Authority College & University Revenue PUT	2.450%	4/1/2026	3,500	3,488
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	3.300%	9/2/2025	6,365	6,365
[6]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.650%	9/2/2025	4,445	4,445
[6]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.650%	9/2/2025	13,960	13,960
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	3.950%	9/2/2025	12,775	12,775
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/2028	2,915	2,945
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	4,690	4,737
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/2029	21,525	22,074
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/2029	5,325	5,406
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	12/1/2032	940	830
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	6/1/2033	250	264
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	12/1/2033	250	252
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	6/1/2034	550	554
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	6/1/2034	565	587
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/2034	545	546
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/2035	560	569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/2035	600	617
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/2035	1,175	929
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	12/1/2035	690	552
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2035	580	588
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/2035	620	638
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/2036	125	94
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/2036	1,500	1,151
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.150%	12/1/2036	355	278
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/2037	600	596
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/2037	625	637
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/2037	3,340	3,427
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/2038	2,600	2,642
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/2039	3,615	2,836
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/2039	880	824
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	12/1/2039	350	338
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	12/1/2040	395	279
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/2040	500	361
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/2040	550	536
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/2041	6,000	4,224
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/2042	2,000	1,925
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/2042	2,300	2,305
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.150%	12/1/2042	6,490	6,717
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/2043	1,500	1,458
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	12/1/2043	2,500	2,527
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/2044	1,000	771
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/2044	750	701
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/2044	500	467
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/2044	1,315	1,272
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/2045	2,600	2,472
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/2046	2,050	1,413
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/2047	625	606
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2048	1,920	1,930
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/2048	1,500	1,495
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/2049	2,635	1,945
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/2049	1,000	805
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/2049	625	588
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/2049	9,075	8,752
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/2049	1,000	960
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/2050	2,710	2,826
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	12/1/2050	750	465
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	12/1/2050	1,750	1,097
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2050	2,055	2,042
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2050	4,385	4,355
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2050	2,500	1,779
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2050	2,280	2,312
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/2050	2,750	2,664
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/2051	10,325	10,237
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	12/1/2051	1,000	659
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/2052	1,540	1,333
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/2052	1,240	1,214
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	12/1/2052	14,190	15,118
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/2053	5,215	5,169
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	12/1/2054	7,790	5,719
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/2054	5,000	3,978
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	12/1/2054	750	692
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/2054	7,885	7,560
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/2054	2,750	2,657
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	12/1/2057	4,445	3,837
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/2057	1,840	1,834
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/2058	4,650	4,360
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/2059	10,000	7,167
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/2059	8,340	6,011
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/2059	1,205	1,125
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/2059	2,800	2,718
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	6/1/2063	2,350	1,440
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	12/1/2064	1,575	1,377
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/2064	11,320	11,125
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	6/1/2065	3,430	3,372
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	6/1/2066	4,540	4,542
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/2067	1,570	1,483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/2067	2,400	2,318
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/2038	760	752
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/2040	1,000	955
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/2041	1,000	938
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/2051	345	296
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	6,000	6,055
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2049	10,690	10,711
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2033	20	20
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2034	11,230	11,459
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2038	2,000	1,721
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2039	6,595	6,885
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	8,965	9,092
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2050	3,825	2,681
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2050	7,160	7,212
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/2034	675	681
[2]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/2039	4,725	5,397
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/2041	1,280	848
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/2042	555	514
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/2043	1,335	828
	Massachusetts State College Building Authority College & University Revenue (Community College Program)	4.000%	5/1/2045	285	254
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2032	1,580	1,690
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2034	3,280	3,473
[6]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	2.670%	9/3/2025	100	100
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	2.680%	9/4/2025	28,600	28,600
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2032	13,920	14,480
[9]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2037	2,000	2,126
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2044	220	224
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2044	5,000	5,070
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2045	2,170	2,202
	Medford MA GO	2.000%	8/15/2041	250	163
	Middleborough MA GO	2.000%	10/1/2039	1,450	1,051
	Middleborough MA GO	2.000%	10/1/2040	1,450	1,021
	Middleborough MA GO	2.000%	10/1/2041	1,450	986
	Middleborough MA GO	2.250%	10/1/2045	5,800	3,741
	Middleborough MA GO	2.350%	10/1/2049	5,050	3,098
	Middleton MA GO	2.000%	12/15/2034	3,015	2,562
	Middleton MA GO	2.000%	12/15/2035	3,015	2,481
	Middleton MA GO	2.000%	12/15/2036	185	147
	Middleton MA GO	2.000%	12/15/2038	1,520	1,122
	Middleton MA GO	2.125%	12/15/2042	2,635	1,753
	Milford MA GO	2.000%	12/1/2034	2,650	2,254
	Milford MA GO	2.000%	12/1/2035	2,750	2,265
	Milford MA GO	2.000%	12/1/2036	1,400	1,115
	Milford MA GO	2.000%	12/1/2039	3,000	2,149
	Milford MA GO	2.000%	12/1/2040	3,000	2,092
	Milford MA GO	2.250%	12/1/2044	6,600	4,338
	Milford MA GO	2.125%	12/1/2048	6,200	3,682
	Milford MA GO	2.500%	12/1/2051	5,335	3,310
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/2043	20	14
	Montague MA GO	2.375%	2/1/2038	140	110
	Nashoba MA Regional School District GO	4.000%	6/15/2039	2,380	2,344
	Nashoba MA Regional School District GO	4.000%	6/15/2041	2,575	2,451
	Nashoba MA Regional School District GO	4.000%	6/15/2042	2,675	2,496
	Nashoba MA Regional School District GO	4.000%	6/15/2043	2,780	2,581
	Nashoba MA Regional School District GO	4.000%	6/15/2044	2,895	2,656
	Nashoba MA Regional School District GO	4.000%	6/15/2046	2,580	2,317
	Nashoba MA Regional School District GO	4.000%	6/15/2047	2,500	2,225
	Nashoba MA Regional School District GO	4.125%	6/15/2050	7,740	6,786
	Nashoba MA Regional School District GO	5.000%	11/1/2053	6,010	6,054
	Nashoba MA Regional School District GO	4.125%	6/15/2054	4,755	4,096
	Natick MA GO	2.125%	8/1/2038	100	75
	Nauset Regional MA School District GO	4.000%	5/15/2044	750	685
	Nauset Regional MA School District GO	4.000%	5/15/2048	2,500	2,178
	Needham MA GO	2.000%	7/15/2036	200	158
	Needham MA GO	2.000%	7/15/2038	210	153
	Needham MA GO	2.000%	7/15/2040	1,650	1,162
	New Bedford MA GO	2.000%	9/1/2035	475	395
	New Bedford MA GO	3.000%	3/1/2037	235	209
	New Bedford MA GO	4.000%	9/1/2041	1,520	1,448
	New Bedford MA GO	4.000%	9/1/2042	1,565	1,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Bedford MA GO	2.250%	9/1/2043	825	552
	New Bedford MA GO	3.250%	3/1/2044	885	698
	New Bedford MA GO	4.000%	4/1/2048	4,820	4,238
	New Bedford MA GO	4.000%	9/1/2052	435	373
	New Bedford MA GO	4.000%	4/1/2053	3,945	3,367
	New Bedford MA GO	4.000%	4/1/2053	120	102
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/2040	1,095	1,042
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/2041	1,140	1,081
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/2042	1,185	1,110
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2051	200	172
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/2052	1,500	1,026
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2054	3,000	2,546
	Norwood MA GO	3.000%	3/15/2042	595	459
	Norwood MA GO	4.000%	9/15/2042	4,285	3,991
	Norwood MA GO	4.000%	9/15/2047	7,000	6,137
	Orange MA GO	3.000%	6/1/2036	400	361
	Orange MA GO	3.000%	6/1/2051	2,795	1,918
	Peabody MA GO	3.500%	7/1/2037	115	108
	Peabody MA GO	4.000%	7/1/2053	300	253
	Pioneer Valley Transit Authority Transit Revenue RAN	4.000%	7/10/2026	1,000	1,009
	Plymouth MA GO	2.000%	5/1/2034	1,000	866
	Quincy MA GO	5.000%	7/15/2031	245	278
	Quincy MA GO	5.000%	7/15/2032	300	344
	Quincy MA GO	5.000%	7/15/2033	400	462
	Quincy MA GO	3.000%	7/1/2034	200	190
	Quincy MA GO	5.000%	7/15/2034	260	301
	Quincy MA GO	5.000%	7/15/2035	400	462
	Quincy MA GO	5.000%	7/15/2036	700	781
	Quincy MA GO	2.000%	7/1/2037	170	129
	Quincy MA GO	5.000%	7/15/2037	700	771
	Quincy MA GO	5.000%	7/15/2038	1,000	1,087
	Quincy MA GO	2.000%	1/15/2046	3,000	1,758
	Quincy MA GO	2.000%	6/1/2046	5,155	3,080
	Quincy MA GO	5.000%	6/1/2047	5,365	5,683
	Revere MA GO	2.125%	9/1/2041	1,860	1,288
	Revere MA GO	2.250%	9/1/2043	2,000	1,335
	Rockland MA GO	2.200%	8/1/2050	1,840	1,048
	Rowley MA GO	3.500%	7/15/2043	1,625	1,362
	Salem MA GO	3.000%	9/15/2036	605	546
	Salisbury MA GO	2.000%	8/1/2028	400	387
	Saugus MA GO	3.000%	9/15/2036	1,500	1,368
	Somerset MA GO	4.000%	4/1/2048	2,860	2,527
	Somerville MA GO	2.125%	10/15/2039	2,670	1,964
	Somerville MA GO	2.000%	6/1/2040	1,755	1,239
	Somerville MA GO	2.125%	10/15/2040	4,875	3,488
	Somerville MA GO	2.125%	10/15/2041	4,980	3,443
	Southbridge MA GO	2.000%	5/15/2032	335	300
	Springfield MA GO	2.000%	9/1/2034	1,290	1,109
	Springfield MA GO	4.000%	3/1/2040	1,400	1,339
	Springfield MA GO	4.000%	3/1/2041	2,080	1,983
	Springfield MA GO	4.000%	3/1/2042	1,155	1,086
[2]	Springfield MA GO	3.500%	3/1/2047	210	167
	Springfield MA Water & Sewer Commission Water Revenue	5.000%	4/15/2033	1,010	1,040
	Stoneham MA GO	2.000%	1/15/2034	4,000	3,491
	Stoneham MA GO	2.000%	1/15/2035	4,080	3,464
	Stoneham MA GO	2.000%	1/15/2036	4,000	3,292
	Stoneham MA GO	2.125%	1/15/2037	4,245	3,431
	Stoneham MA GO	2.500%	1/15/2052	1,960	1,217
	Stoughton MA GO	3.000%	10/15/2037	3,635	3,224
	Swampscott MA GO	3.000%	3/1/2052	2,500	1,704
	Taunton MA GO	4.000%	3/1/2049	2,610	2,260
	Taunton MA GO	4.000%	3/1/2054	1,810	1,533
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2040	3,740	3,556
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2041	4,860	4,607
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2042	5,070	4,746
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2043	4,600	4,237
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2044	1,455	1,336
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2045	4,300	3,901
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2047	1,915	1,694
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2050	2,000	1,733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tyngsborough MA GO	3.000%	10/15/2041	1,710	1,397
	Tyngsborough MA GO	3.000%	10/15/2043	1,815	1,417
	Tyngsborough MA GO	4.000%	10/15/2051	4,410	3,759
	Tyngsborough MA GO	4.000%	10/15/2054	6,310	5,336
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2031	30	30
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2034	1,540	1,626
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2039	1,000	1,027
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2046	435	385
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2052	11,880	11,884
[3]	University of Massachusetts Building Authority College & University Revenue TOB VRDO	3.900%	9/2/2025	1,400	1,400
	Upton MA GO	2.250%	8/15/2046	150	93
	Wakefield MA GO	4.000%	9/15/2047	860	754
	Wakefield MA GO	4.000%	9/15/2054	13,240	11,198
	Walpole MA GO	3.000%	10/15/2038	1,800	1,558
	Waltham MA GO	2.000%	7/15/2036	250	203
	Waltham MA GO	2.125%	10/15/2038	745	575
	Waltham MA GO	3.000%	2/1/2041	130	103
	Waltham MA GO	3.000%	8/15/2042	1,410	1,127
	Waltham MA GO	3.000%	8/15/2043	1,460	1,143
	Waltham MA GO	3.000%	8/15/2044	1,500	1,155
	Waltham MA GO	3.000%	8/15/2045	1,530	1,160
	Watertown MA GO	3.375%	4/15/2042	100	83
	Watertown MA GO	4.000%	6/15/2054	730	631
	West Springfield MA GO	2.000%	5/15/2037	840	639
	West Springfield MA GO	2.000%	5/15/2038	840	615
	West Springfield MA GO	2.000%	5/15/2039	835	590
	West Springfield MA GO	2.000%	5/15/2040	835	568
	West Springfield MA GO	2.000%	5/15/2041	835	548
	West Springfield MA GO	2.125%	5/15/2042	705	456
	West Springfield MA GO	2.125%	5/15/2043	705	443
	West Springfield MA GO	2.250%	5/15/2046	2,115	1,320
	Weymouth MA GO	2.000%	8/15/2036	250	201
	Weymouth MA GO	3.000%	9/15/2037	140	124
	Weymouth MA GO	2.000%	9/15/2040	505	353
	Weymouth MA GO	2.000%	8/15/2041	2,370	1,593
	Weymouth MA GO	2.000%	9/15/2045	2,355	1,438
	Weymouth MA GO	2.250%	9/15/2050	5,000	2,988
	Worcester MA GO	2.000%	2/15/2032	2,025	1,857
	Worcester MA GO	3.000%	2/1/2033	2,155	2,117
	Worcester MA GO	2.000%	2/15/2033	1,620	1,449
	Worcester MA GO	2.000%	2/15/2034	1,715	1,493
[2]	Worcester MA GO	4.000%	2/1/2035	4,325	4,423
	Worcester MA GO	2.250%	2/1/2040	100	74
[2]	Worcester MA GO	4.000%	2/15/2040	2,410	2,326
[2]	Worcester MA GO	2.000%	2/15/2043	300	190
[2]	Worcester MA GO	2.500%	2/1/2044	4,550	3,197
[2]	Worcester MA GO	2.000%	2/15/2044	1,940	1,195
[2]	Worcester MA GO	4.000%	2/15/2044	1,870	1,720
	Worcester MA GO	4.000%	2/15/2046	300	267
[2]	Worcester MA GO	4.000%	2/15/2047	790	699
	Worcester MA GO	2.000%	2/1/2048	3,140	1,823
[2]	Worcester MA GO	4.000%	2/15/2048	545	479
	Worcester MA GO	2.000%	2/1/2049	3,200	1,823
[2]	Worcester MA GO	4.000%	2/15/2049	1,135	991
	Worcester MA GO	2.125%	2/1/2050	3,325	1,921
					2,976,636
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	60	60
Puerto Rico (1.7%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	2,665	2,839
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	5,862	4,098
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	4,106	4,014
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	1,448	1,387
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	1,205	1,118
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	10,351	9,003
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	500	522
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	3,450	3,617
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	256
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	9,025	7,785
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	4,125	3,558
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,365	2,040
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	402	353
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	2,065	1,658
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	885	647
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	4,130	3,821
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	3,915	1,230
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/2058	4,394	4,018
					52,220
Virgin Islands (0.2%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2033	1,000	1,105
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2034	2,000	2,206
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2037	1,100	1,179
					4,490
Total Tax-Exempt Municipal Bonds (Cost $3,170,689)					3,033,406
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	4,449	2,792
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	1,872	1,214
Total Taxable Municipal Bonds (Cost $3,955)					4,006
Total Investments (99.1%) (Cost $3,174,644)					3,037,412
Other Assets and Liabilities—Net (0.9%)					26,799
Net Assets (100%)					3,064,211
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $114,354, representing 3.7% of net assets.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Securities with a value of $1,203 have been segregated as initial margin for open futures contracts.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	111	23,148	33
5-Year U.S. Treasury Note	December 2025	213	23,317	124
				157

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2025	(200)	(23,313)	62
				219
Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/16/2026	RBC	6,540	Buy	5-Year MMD AAA General Obligation Scale	3.500%	261	261	—
4/22/2026	RBC	520	Buy	5-Year MMD AAA General Obligation Scale	3.460%	20	20	—
4/22/2026	MSCS	390	Buy	5-Year MMD AAA General Obligation Scale	3.460%	15	15	—
4/23/2026	JPMC	1,330	Buy	5-Year MMD AAA General Obligation Scale	3.380%	45	45	—
4/30/2026	RBC	5,000	Buy	10-Year MMD AAA General Obligation Scale	3.700%	85	85	—
5/19/2026	RBC	372	Buy	15-Year MMD AAA General Obligation Scale	4.060%	(6)	—	(6)
5/19/2026	MSCS	336	Buy	15-Year MMD AAA General Obligation Scale	4.060%	(6)	—	(6)
6/4/2026	MSCS	5,500	Buy	10-Year MMD AAA General Obligation Scale	3.690%	77	77	—
6/9/2026	MSCS	5,500	Buy	10-Year MMD AAA General Obligation Scale	3.710%	86	86	—
						577	589	(12)
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,033,406	—	3,033,406
Taxable Municipal Bonds	—	4,006	—	4,006
Total	—	3,037,412	—	3,037,412
Derivative Financial Instruments
Assets
Futures Contracts[1]	219	—	—	219
Swap Contracts	—	589	—	589
Total	219	589	—	808
Liabilities
Swap Contracts	—	(12)	—	(12)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.